Derivative Instruments And Hedging Activities (Tables)	12 Months Ended
Mar. 31, 2012
Derivative Instruments And Hedging Activities [Abstract]
Concentration Of Exposures To Credit Risk In OTC Derivatives

	Billions of yen
	March 31, 2011
	Gross fair value of derivative assets	Impact of master netting agreements	Impact of collateral	Net exposure to credit risk
Financial institutions	¥12,733	¥(11,611)	¥(442)	¥680
	Billions of yen
	March 31, 2012
	Gross fair value of derivative assets	Impact of master netting agreements	Impact of collateral	Net exposure to credit risk
Financial institutions	¥18,881	¥(17,553)	¥(797)	¥531

Volume Of Derivative Activity In Statement Of Financial Position

	Billions of yen
	March 31, 2011
	Derivative assets		Derivative liabilities
	Notional	Fair value	Notional(1)	Fair value(1)
Derivatives used for trading purposes(2)(3):
Equity contracts	¥16,229	¥1,472	¥16,257	¥1,511
Interest rate contracts	652,220	11,937	689,543	11,759
Credit contracts	37,075	2,066	38,432	2,093
Foreign exchange contracts	52,150	1,315	61,310	1,384
Commodity contracts	753	97	555	107

Total	¥758,427	¥16,887	¥806,097	¥16,854

Derivatives designated as hedging instruments:
Interest rate contracts	¥1,531	¥32	¥535	¥4
Foreign exchange contracts	20	0	116	2

Total	¥1,551	¥32	¥651	¥6

Total derivatives	¥759,978	¥16,919	¥806,748	¥16,860

	Billions of yen
	March 31, 2012
	Derivative assets		Derivative liabilities
	Notional	Fair value	Notional(1)	Fair value(1)
Derivatives used for trading purposes(2)(3):
Equity contracts	¥16,079	¥1,603	¥14,497	¥1,687
Interest rate contracts	636,833	18,843	592,413	18,597
Credit contracts	37,067	1,864	41,785	1,952
Foreign exchange contracts	59,296	1,356	62,999	1,407
Commodity contracts	50	4	45	5

Total	¥749,325	¥23,670	¥711,739	¥23,648

Derivatives designated as hedging instruments:
Interest rate contracts	¥1,855	¥78	¥—	¥—
Foreign exchange contracts	190	4	97	1

Total	¥2,045	¥82	¥97	¥1

Total derivatives	¥751,370	¥23,752	¥711,836	¥23,649

(1)	Includes the amount of embedded derivatives bifurcated in accordance with ASC 815.
(2)	Each derivative classification includes derivatives referencing multiple risk components. For example, interest rates contracts include complex derivatives referencing interest rate risk as well as foreign exchange risk or other factors such as prepayment rates. Credit contracts include credit default swaps as well as derivatives referencing corporate and government securities.
(3)	Includes derivatives used for non-trading purposes which are not designated as fair value or net investment hedges.

Derivative Amounts Included In The Consolidated Statements Of Income

	Billions of yen
	Year ended March 31
	2010	2011	2012
Derivatives used for trading purposes(1)(2):
Equity contracts	¥326	¥206	¥(137)
Interest rate contracts	248	132	42
Credit contracts	(284)	88	(73)
Foreign exchange contracts	124	(171)	(67)
Commodity contracts	(1)	(10)	(4)

Total	¥413	¥245	¥(239)

(1)	Each derivative classification includes derivatives referencing multiple risk components. For example, interest rates contracts include complex derivatives referencing interest rate risk as well as foreign exchange risk or other factors such as prepayment rates. Credit contracts include credit default swaps as well as derivatives referencing corporate and government securities.
(2)	Includes net gain (loss) on derivatives used for non-trading purposes which are not designated as fair value or net investment hedges.

Fair Value Hedges

	Billions of yen
	Year ended March 31
	2010	2011	2012
Derivatives designated as hedging instruments:
Interest rate contracts	¥14	¥22	¥76

Total	¥14	¥22	¥76

Hedged items:
Long-term borrowings	¥(14)	¥(22)	¥(76)

Total	¥(14)	¥(22)	¥(76)

Net Investment Hedges
	Billions of yen
	Year ended March 31
	2010	2011	2012
Hedging instruments:
Foreign exchange contracts	¥—	¥0	¥(1)
Long-term borrowings	—	17	4

Total	¥—	¥17	¥3

(1)	The portion of the gains (losses) representing the amount of hedge ineffectiveness and the amount excluded from the assessment of hedge effectiveness are recognized within Revenue—Other in the consolidated statements of income. The amount of gains (losses) was not significant during the years ended March 31, 2011 and 2012.

Written Credit Derivatives And Purchased Credit Protection

	Billions of yen
	March 31, 2011
		Maximum potential payout/Notional					Notional
			Years to maturity				Purchased credit protection
	Carrying value (Asset) / Liability(1)	Total	Less than 1 year	1 to 3 years	3 to 5 years	More than 5 years
Single-name credit default swaps	¥56	¥18,933	¥2,082	¥8,416	¥6,953	¥1,482	¥17,020
Credit default indices	117	12,666	806	4,372	6,275	1,213	10,956
Other credit risk related portfolio products	19	3,552	247	2,421	696	188	2,143
Credit risk related options and swaptions	0	212	4	—	208	—	121

Total	¥192	¥35,363	¥3,139	¥15,209	¥14,132	¥2,883	¥30,240

	Billions of yen
	March 31, 2012
		Maximum potential payout/Notional					Notional
			Years to maturity				Purchased credit protection
	Carrying value (Asset) / Liability(1)	Total	Less than 1 year	1 to 3 years	3 to 5 years	More than 5 years
Single-name credit default swaps	¥562	¥20,159	¥2,902	¥6,750	¥8,510	¥1,997	¥18,692
Credit default indices	124	10,738	1,667	2,089	5,807	1,175	9,334
Other credit risk related portfolio products	223	3,298	1,084	1,201	441	572	2,138
Credit risk related options and swaptions	(1)	781	0	—	439	342	651

Total	¥908	¥34,976	¥5,653	¥10,040	¥15,197	¥4,086	¥30,815

(1)	Carrying value amounts are shown on a gross basis prior to cash collateral or counterparty netting.

Written Credit Derivatives By External Credit Rating Of The Underlying Asset

	Billions of yen
	March 31, 2011
	Maximum potential payout/Notional
	AAA	AA	A	BBB	BB	Other(1)	Total
Single-name credit default swaps	¥2,200	¥1,182	¥5,789	¥5,722	¥2,586	¥1,454	¥18,933
Credit default indices	1,228	375	5,592	3,202	577	1,692	12,666
Other credit risk related portfolio products	22	—	—	0	—	3,530	3,552
Credit risk related options and swaptions	25	—	29	154	4	—	212

Total	¥3,475	¥1,557	¥11,410	¥9,078	¥3,167	¥6,676	¥35,363

	Billions of yen
	March 31, 2012
	Maximum potential payout/Notional
	AAA	AA	A	BBB	BB	Other(1)	Total
Single-name credit default swaps	¥2,196	¥1,749	¥5,878	¥5,550	¥2,974	¥1,812	¥20,159
Credit default indices	140	711	5,358	2,905	1,619	5	10,738
Other credit risk related portfolio products	20	18	3	111	212	2,934	3,298
Credit risk related options and swaptions	0	0	137	532	112	—	781

Total	¥2,356	¥2,478	¥11,376	¥9,098	¥4,917	¥4,751	¥34,976

(1)	“Other” includes credit derivatives where the credit rating of the underlying reference asset is below investment grade or where a rating is unavailable.